CONVERTIBLE NOTES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTES
Proceeds from convertible note	$ 0	$ 445,000	$ 0
Convertible note
CONVERTIBLE NOTES
Convertible notes	$ 445,000	$ 445,000